IMPORTANT NOTICE REGARDING CHANGE IN INVESTMENT POLICY

iShares®

iShares, Inc.

Supplement dated December 14, 2012

to the Prospectus and Summary Prospectus

dated January 1, 2012

and Statement of Additional Information (“SAI”)

dated January 1, 2012 (as revised November 9, 2012)

for the iShares MSCI Austria Investable Market Fund (the “Fund”)

The information in this Supplement updates information in, and should be read in conjunction with, the Prospectus, Summary Prospectus and SAI for the Fund.

The following changes will take effect for the Fund on February 11, 2013 or as soon as practicable thereafter.

	Current	New
Fund Name	iShares MSCI Austria Investable Market Index Fund	iShares MSCI Austria Capped Investable Market Index Fund
Underlying Index	MSCI Austria Investable Market Index	MSCI Austria IMI 25/50 Index
Investment Policy	The iShares MSCI Austria Investable Market Index Fund seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the MSCI Austria Investable Market Index.	The iShares MSCI Austria Capped Investable Market Index Fund seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the MSCI Austria IMI 25/50 Index.
Description of Underlying Index	The MSCI Austria Investable Market Index consists of stocks traded primarily on the Vienna Stock Exchange.	The MSCI Austria IMI 25/50 Index consists of stocks traded primarily on the Vienna Stock Exchange. A capping methodology is applied that limits the weight of any single component to a maximum of 25% of the MSCI Austria IMI 25/50 Index. Additionally, the sum of the components that individually constitute more than 5% of the weight of the MSCI Austria IMI 25/50 Index cannot exceed a maximum of 50% of the weight of the MSCI Austria IMI 25/50 Index in the aggregate.

If you have any questions, please call 1-800-iShares (1-800-474-2737).

iShares® is a registered trademark of BlackRock Fund Advisors or its affiliates.
IS-A-EWO-S1

PLEASE RETAIN THIS SUPPLEMENT

FOR FUTURE REFERENCE

IMPORTANT NOTICE REGARDING CHANGE IN INVESTMENT POLICY

iShares®

iShares, Inc.

Supplement dated December 14, 2012

to the Prospectus and Statement of Additional Information (“SAI”)

dated January 1, 2012 (as revised August 1, 2012)

and Summary Prospectus dated January 1, 2012

for the iShares MSCI Brazil Index Fund (the “Fund”)

The information in this Supplement updates information in, and should be read in conjunction with, the Prospectus, Summary Prospectus and SAI for the Fund.

The following changes will take effect for the Fund on February 11, 2013 or as soon as practicable thereafter.

	Current	New
Fund Name	iShares MSCI Brazil Index Fund	iShares MSCI Brazil Capped Index Fund
Underlying Index	MSCI Brazil Index	MSCI Brazil 25/50 Index
Investment Policy	The iShares MSCI Brazil Index Fund seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the MSCI Brazil Index.	The iShares MSCI Brazil Capped Index Fund seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the MSCI Brazil 25/50 Index.
Description of Underlying Index	The MSCI Brazil Index consists of stocks traded primarily on the BM&FBOVESPA (the Brazilian exchange).	The MSCI Brazil 25/50 Index consists of stocks traded primarily on the BM&FBOVESPA (the Brazilian exchange). A capping methodology is applied that limits the weight of any single component to a maximum of 25% of the MSCI Brazil 25/50 Index. Additionally, the sum of the components that individually constitute more than 5% of the weight of the MSCI Brazil 25/50 Index cannot exceed a maximum of 50% of the weight of the MSCI Brazil 25/50 Index in the aggregate.

If you have any questions, please call 1-800-iShares (1-800-474-2737).

iShares® is a registered trademark of BlackRock Fund Advisors or its affiliates.
IS-A-EWZ-S2

PLEASE RETAIN THIS SUPPLEMENT

FOR FUTURE REFERENCE

IMPORTANT NOTICE REGARDING CHANGE IN INVESTMENT POLICY

iShares®

iShares, Inc.

Supplement dated December 14, 2012

to the Prospectus and Statement of Additional Information (“SAI”)

dated January 1, 2012 (as revised August 1, 2012)

and Summary Prospectus dated January 1, 2012

for the iShares MSCI Chile Investable Market Index Fund (the “Fund”)

The information in this Supplement updates information in, and should be read in conjunction with, the Prospectus, Summary Prospectus and SAI for the Fund.

The following changes will take effect for the Fund on February 11, 2013 or as soon as practicable thereafter.

	Current	New
Fund Name	iShares MSCI Chile Investable Market Index Fund	iShares MSCI Chile Capped Investable Market Index Fund
Underlying Index	MSCI Chile Investable Market Index	MSCI Chile IMI 25/50 Index
Investment Policy	The iShares MSCI Chile Investable Market Index Fund seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the MSCI Chile Investable Market Index.	The iShares MSCI Chile Capped Investable Market Index Fund seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the MSCI Chile IMI 25/50 Index.
Description of Underlying Index	The MSCI Chile Investable Market Index is a free float-adjusted market capitalization index designed to measure the broad-based equity market in Chile. The MSCI Chile Investable Market Index consists of stocks traded primarily on the Santiago Stock Exchange.	The MSCI Chile IMI 25/50 Index is a free float-adjusted market capitalization index designed to measure the broad-based equity market in Chile. The MSCI Chile IMI 25/50 Index consists of stocks traded primarily on the Santiago Stock Exchange. A capping methodology is applied that limits the weight of any single component to a maximum of 25% of the MSCI Chile IMI 25/50 Index. Additionally, the sum of the components that individually constitute more than 5% of the weight of the MSCI Chile IMI 25/50 Index cannot exceed a maximum of 50% of the weight of the MSCI Chile IMI 25/50 Index in the aggregate.

If you have any questions, please call 1-800-iShares (1-800-474-2737).

iShares® is a registered trademark of BlackRock Fund Advisors or its affiliates.
IS-A-ECH-S1

PLEASE RETAIN THIS SUPPLEMENT

FOR FUTURE REFERENCE

IMPORTANT NOTICE REGARDING CHANGE IN INVESTMENT POLICY

iShares®

iShares, Inc.

Supplement dated December 14, 2012

to the Prospectus and Summary Prospectus

dated January 1, 2012

and Statement of Additional Information (“SAI”)

dated January 1, 2012 (as revised November 9, 2012)

for the iShares MSCI Italy Index Fund (the “Fund”)

The information in this Supplement updates information in, and should be read in conjunction with, the Prospectus, Summary Prospectus and SAI for the Fund.

The following changes will take effect for the Fund on February 11, 2013 or as soon as practicable thereafter.

	Current	New
Fund Name	iShares MSCI Italy Index Fund	iShares MSCI Italy Capped Index Fund
Underlying Index	MSCI Italy Index	MSCI Italy 25/50 Index
Investment Policy	The iShares MSCI Italy Index Fund seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the MSCI Italy Index.	The iShares MSCI Italy Capped Index Fund seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the MSCI Italy 25/50 Index.
Description of Underlying Index	The MSCI Italy Index consists of stocks traded primarily on the Milan Stock Exchange.	The MSCI Italy 25/50 Index consists of stocks traded primarily on the Milan Stock Exchange. A capping methodology is applied that limits the weight of any single component to a maximum of 25% of the MSCI Italy 25/50 Index. Additionally, the sum of the components that individually constitute more than 5% of the weight of the MSCI Italy 25/50 Index cannot exceed a maximum of 50% of the weight of the MSCI Italy 25/50 Index in the aggregate.

If you have any questions, please call 1-800-iShares (1-800-474-2737).

iShares® is a registered trademark of BlackRock Fund Advisors or its affiliates.
IS-A-EWI-S1

PLEASE RETAIN THIS SUPPLEMENT

FOR FUTURE REFERENCE

IMPORTANT NOTICE REGARDING CHANGE IN INVESTMENT POLICY

iShares®

iShares, Inc.

Supplement dated December 14, 2012

to the Prospectus and Summary Prospectus

dated January 1, 2012

and Statement of Additional Information (“SAI”)

dated January 1, 2012 (as revised November 9, 2012)

for the iShares MSCI Mexico Investable Market Index Fund (the “Fund”)

The information in this Supplement updates information in, and should be read in conjunction with, the Prospectus, Summary Prospectus and SAI for the Fund.

The following changes will take effect for the Fund on February 11, 2013 or as soon as practicable thereafter.

	Current	New
Fund Name	iShares MSCI Mexico Investable Market Index Fund	iShares MSCI Mexico Capped Investable Market Index Fund
Underlying Index	MSCI Mexico Investable Market Index	MSCI Mexico IMI 25/50 Index
Investment Policy	The iShares MSCI Mexico Investable Market Index Fund seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the MSCI Mexico Investable Market Index.	The iShares MSCI Mexico Capped Investable Market Index Fund seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the MSCI Mexico IMI 25/50 Index.
Description of Underlying Index	The MSCI Mexico Investable Market Index consists of stocks traded primarily on the Mexican Stock Exchange.	The MSCI Mexico IMI 25/50 Index consists of stocks traded primarily on the Mexican Stock Exchange. A capping methodology is applied that limits the weight of any single component to a maximum of 25% of the MSCI Mexico IMI 25/50 Index. Additionally, the sum of the components that individually constitute more than 5% of the weight of the MSCI Mexico IMI 25/50 Index cannot exceed a maximum of 50% of the weight of the MSCI Mexico IMI 25/50 Index in the aggregate.

If you have any questions, please call 1-800-iShares (1-800-474-2737).

iShares® is a registered trademark of BlackRock Fund Advisors or its affiliates.
IS-A-EWW-S1

PLEASE RETAIN THIS SUPPLEMENT

FOR FUTURE REFERENCE

IMPORTANT NOTICE REGARDING CHANGE IN INVESTMENT POLICY

iShares®

iShares, Inc.

Supplement dated December 14, 2012

to the Prospectus and Statement of Additional Information (“SAI”)

dated January 1, 2012 (as revised August 1, 2012)

and Summary Prospectus dated January 1, 2012

for the iShares MSCI South Korea Index Fund (the “Fund”)

The information in this Supplement updates information in, and should be read in conjunction with, the Prospectus, Summary Prospectus and SAI for the Fund.

The following changes will take effect for the Fund on February 11, 2013 or as soon as practicable thereafter.

	Current	New
Fund Name	iShares MSCI South Korea Index Fund	iShares MSCI South Korea Capped Index Fund
Underlying Index	MSCI Korea Index	MSCI Korea 25/50 Index
Investment Policy	The iShares MSCI South Korea Index Fund seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the MSCI Korea Index.	The iShares MSCI South Korea Capped Index Fund seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the MSCI Korea 25/50 Index.
Description of Underlying Index	The MSCI Korea Index consists of stocks traded primarily on the Stock Market Division of the Korean Exchange.	The MSCI Korea 25/50 Index consists of stocks traded primarily on the Stock Market Division of the Korean Exchange. A capping methodology is applied that limits the weight of any single component to a maximum of 25% of the MSCI Korea 25/50 Index. Additionally, the sum of the components that individually constitute more than 5% of the weight of the MSCI Korea 25/50 Index cannot exceed a maximum of 50% of the weight of the MSCI Korea 25/50 Index in the aggregate.

If you have any questions, please call 1-800-iShares (1-800-474-2737).

iShares® is a registered trademark of BlackRock Fund Advisors or its affiliates.
IS-A-EWY-S1

PLEASE RETAIN THIS SUPPLEMENT

FOR FUTURE REFERENCE

IMPORTANT NOTICE REGARDING CHANGE IN INVESTMENT POLICY

iShares®

iShares, Inc.

Supplement dated December 14, 2012

to the Prospectus and Summary Prospectus

dated January 1, 2012

and Statement of Additional Information (“SAI”)

dated January 1, 2012 (as revised November 9, 2012)

for the iShares MSCI Spain Index Fund (the “Fund”)

The information in this Supplement updates information in, and should be read in conjunction with, the Prospectus, Summary Prospectus and SAI for the Fund.

The following changes will take effect for the Fund on February 11, 2013 or as soon as practicable thereafter.

	Current	New
Fund Name	iShares MSCI Spain Index Fund	iShares MSCI Spain Capped Index Fund
Underlying Index	MSCI Spain Index	MSCI Spain 25/50 Index
Investment Policy	The iShares MSCI Spain Index Fund seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the MSCI Spain Index.	The iShares MSCI Spain Capped Index Fund seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the MSCI Spain 25/50 Index.
Description of Underlying Index	The MSCI Spain Index consists of stocks traded primarily on the Madrid Stock Exchange.	The MSCI Spain 25/50 Index consists of stocks traded primarily on the Madrid Stock Exchange. A capping methodology is applied that limits the weight of any single component to a maximum of 25% of the MSCI Spain 25/50 Index. Additionally, the sum of the components that individually constitute more than 5% of the weight of the MSCI Spain 25/50 Index cannot exceed a maximum of 50% of the weight of the MSCI Spain 25/50 Index in the aggregate.

If you have any questions, please call 1-800-iShares (1-800-474-2737).

iShares® is a registered trademark of BlackRock Fund Advisors or its affiliates.
IS-A-EWP-S1

PLEASE RETAIN THIS SUPPLEMENT

FOR FUTURE REFERENCE

IMPORTANT NOTICE REGARDING CHANGE IN INVESTMENT POLICY

iShares®

iShares, Inc.

Supplement dated December 14, 2012

to the Prospectus and Summary Prospectus

dated January 1, 2012

and Statement of Additional Information (“SAI”)

dated January 1, 2012 (as revised November 9, 2012)

for the iShares MSCI Switzerland Index Fund (the “Fund”)

The information in this Supplement updates information in, and should be read in conjunction with, the Prospectus, Summary Prospectus and SAI for the Fund.

The following changes will take effect for the Fund on February 11, 2013 or as soon as practicable thereafter.

	Current	New
Fund Name	iShares MSCI Switzerland Index Fund	iShares MSCI Switzerland Capped Index Fund
Underlying Index	MSCI Switzerland Index	MSCI Switzerland 25/50 Index
Investment Policy	The iShares MSCI Switzerland Index Fund seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the MSCI Switzerland Index.	The iShares MSCI Switzerland Capped Index Fund seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the MSCI Switzerland 25/50 Index.
Description of Underlying Index	The MSCI Switzerland Index consists of stocks traded primarily on the Zurich Stock Exchange.	The MSCI Switzerland 25/50 Index consists of stocks traded primarily on the Zurich Stock Exchange. A capping methodology is applied that limits the weight of any single component to a maximum of 25% of the MSCI Switzerland 25/50 Index. Additionally, the sum of the components that individually constitute more than 5% of the weight of the MSCI Switzerland 25/50 Index cannot exceed a maximum of 50% of the weight of the MSCI Switzerland 25/50 Index in the aggregate.

If you have any questions, please call 1-800-iShares (1-800-474-2737).

iShares® is a registered trademark of BlackRock Fund Advisors or its affiliates.
IS-A-EWL-S1

PLEASE RETAIN THIS SUPPLEMENT

FOR FUTURE REFERENCE

IMPORTANT NOTICE REGARDING CHANGE IN INVESTMENT POLICY

iShares®

iShares, Inc.

Supplement dated December 14, 2012

to the Prospectus and Summary Prospectus

dated January 1, 2012

and Statement of Additional Information (“SAI”)

dated January 1, 2012 (as revised November 9, 2012)

for the iShares MSCI Thailand Investable Market Index Fund (the “Fund”)

The information in this Supplement updates information in, and should be read in conjunction with, the Prospectus, Summary Prospectus and SAI for the Fund.

The following changes will take effect for the Fund on February 11, 2013 or as soon as practicable thereafter.

	Current	New
Fund Name	iShares MSCI Thailand Investable Market Index Fund	iShares MSCI Thailand Capped Investable Market Index Fund
Underlying Index	MSCI Thailand Investable Market Index	MSCI Thailand IMI 25/50 Index
Investment Policy	The iShares MSCI Thailand Investable Market Index Fund seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the MSCI Thailand Investable Market Index.	The iShares MSCI Thailand Capped Investable Market Index Fund seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the MSCI Thailand IMI 25/50 Index.
Description of Underlying Index	The MSCI Thailand Investable Market Index is a free float-adjusted market capitalization index designed to measure broad-based equity market performance in Thailand. The MSCI Thailand Investable Market Index consists of stocks traded primarily on the Stock Exchange of Thailand (SET).	The MSCI Thailand IMI 25/50 Index is a free float-adjusted market capitalization index designed to measure broad-based equity market performance in Thailand. The MSCI Thailand IMI 25/50 Index consists of stocks traded primarily on the Stock Exchange of Thailand (SET). A capping methodology is applied that limits the weight of any single component to a maximum of 25% of the MSCI Thailand IMI 25/50 Index. Additionally, the sum of the components that individually constitute more than 5% of the weight of the MSCI Thailand IMI 25/50 Index cannot exceed a maximum of 50% of the weight of the MSCI Thailand IMI 25/50 Index in the aggregate.

If you have any questions, please call 1-800-iShares (1-800-474-2737).

iShares® is a registered trademark of BlackRock Fund Advisors or its affiliates.
IS-A-THD-S1

PLEASE RETAIN THIS SUPPLEMENT

FOR FUTURE REFERENCE